Equity-based Arrangements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of equity-based awards activity
	Number of Awards	Weighted Average Grant Date Fair Value
Awards outstanding as of December 31, 2020	20,127	$577.18
Awards granted	—	—
Awards forfeited/cancelled	(17,255)	569.80
Awards vested	(1,372)	745.92
Awards outstanding as of September 30, 2021	1,500	$389.00

Awards vested as of September 30, 2021	1,372	$745.92
Awards unvested as of September 30, 2021	1,500	$389.00

	Number of Awards	Weighted Average Grant Date Fair Value
Awards outstanding as of January 1, 2018	1,880	$358.00
Awards granted – 4th Source PIP	8,394	$348.67
Awards granted – Management Performance Share Plan	1,232	$297.63
Awards outstanding as of December 31, 2018	11,506	$345.53
Awards granted – AgileThought, LLC PIP	3,150	$389.00
Awards outstanding as of December 31, 2019	14,656	$355.79
Awards granted – 2020 Equity Plan	8,046	$745.92
Awards forfeited/cancelled – AgileThought, LLC PIP	(1,650)	$389.00
Awards forfeited/cancelled – 4th Source PIP	(644)	$348.67
Awards outstanding as of December 31, 2020	20,408	$580.61

Awards vested as of December 31, 2020	8,033	$377.45
Awards expected to vest as of December 31, 2020	1,517	$396.59